Guarantees, Commitments,And Contingencies - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2022 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 MXN ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of Companys purchase obligations of future period [Abstract]
Letters of credit, outstanding					$ 175.1			$ 42.1
Employee Severance Pay				$ 1,400,000		$ 149.2	$ 151,700,000		$ 70,000
Employee Average Salary Per Day	$ 21,000	$ 3,500	$ 170	$ 3,500
Increase Decrease In The Amount Of Employee Compensation	$ 120,000,000
Percentage Of Increase In Employee Compensation	170000.00%
Percentage Of Increase In Employee Compensation Not Received	12000.00%
Number Of Years Of Severance Compensation Based On Wage Rate	1 year 10 months 24 days